SEGMENT INFORMATION - SEGMENT RESULTS - Narratives (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)		Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Disclosure of segment revenues [line items]
Revenue	¥ 20,206,157,000	$ 3,170,787	[1]	¥ 16,349,366,000	¥ 21,178,351,000
Maximum [member]
Disclosure of segment revenues [line items]
Percentage of total revenues derived from single external customers	10.00%	10.00%		10.00%
Guangzhou Railway Group and its subsidiaries [member]
Disclosure of segment revenues [line items]
Revenue	¥ 5,511,617,000			¥ 4,502,560,000	¥ 4,400,273,000

[1]	Translation of amounts from Renminbi (“RMB”) into United States dollars (“US$”) for the convenience of the reader has been made at US$1.00=RMB6.3726, the certified exchange rates for December 30, 2021 as published by the Federal Reserve Board of the United States. No representation is made that the RMB amounts could have been, or could be, converted into US$ at that rate on December 30, 2021or on any other date.